Hansberger International Fund
Hansberger International Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 78 of the Prospectus and on page 119 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hansberger International Fund	Class A	Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%	none
Redemption fees	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hansberger International Fund		Class A	Class B	Class C	Class Y
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses	[1]	0.67%	0.68%	0.67%	0.65%
Total annual fund operating expenses		1.72%	2.48%	2.47%	1.45%
Fee waiver and/or expense reimbursement	[2][3]	0.12%	0.13%	0.12%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.60%	2.35%	2.35%	1.35%
[1]	The expense information shown in the table may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (expenses indirectly borne by the Fund through investments in certain pooled investment vehicles).
[2]	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.60%, 2.35%, 2.35% and 1.35% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent the expenses in later periods fall below 1.60%, 2.35%, 2.35% and 1.35% of the Fund's average daily net assets for Class A, B, C and Y shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If shares are redeemed:
Expense Example Hansberger International Fund (USD $)	1 year	3 years	5 years	10 years
Class A	728	1,075	1,444	2,479
Class B	738	1,060	1,509	2,619
Class C	338	758	1,305	2,797
Class Y	137	449	783	1,727

If shares are not redeemed:
Expense Example, No Redemption Hansberger International Fund (USD $)	1 year	3 years	5 years	10 years
Class B	238	760	1,309	2,619
Class C	238	758	1,305	2,797

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The Fund seeks to attain its goal by normally investing substantially all of its assets in equity securities (including, but not limited to, common stock, preferred stock and convertible securities). The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas. The Fund’s portfolio typically holds approximately 40 to 60 stocks.

Subject to the allocation policy adopted by the Board of Trustees, NGAM Advisors, L.P. (“NGAM Advisors”) generally allocates capital invested in the Fund equally between its two segments, each of which is managed by Hansberger Global Investors, Inc. (“Hansberger”) as described below. Under the allocation policy, NGAM Advisors monitors the relative size of the segments on a monthly basis and may allocate capital away or towards a segment from time to time. NGAM Advisors will generally reallocate capital away from or towards a segment in order to bring the segments back within the targeted allocation range. However, the target allocation may not always be met.

Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund’s investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries outside the United States and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  High secular growth
  Superior profitability
  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
  Securities are selected on the basis of fundamental company-by-company analysis.
  In choosing equity investments, Hansberger will typically focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings and cash flow potential.
  In addition, a company’s valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company’s intrinsic value, based on its long-term potential. Hansberger’s investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company’s prospects by focusing on such factors as the quality of a company’s management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company’s future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer’s structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company’s management.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world, including emerging markets. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger’s objective is to identify undervalued securities, to hold them for the long-term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time.

Hansberger expects to invest in securities across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment’s holdings may differ significantly from those of the typical international equity fund.

Hansberger generally sells a security if its price target is met, the company’s fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Although the Fund normally invests substantially all of its assets in equity securities, the Fund may temporarily hold up to 20% of its assets in cash (U.S. dollars) and/or invest in money market instruments or other high quality debt securities as it seeks other investment opportunities.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s returns, and realization of short-term capital gains, distributions of which are taxable to shareholders who are individuals as ordinary income. Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance.
Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, accounting standards and transparency, and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.
Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-Class Y periods compare to those of two broad measures of market performance. The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI All Country World Index (ACWI) ex USA is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States. The return information for the index includes both price performance and income from dividend payments, but does not include tax credits. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 29.29% Lowest Quarterly Return: Third Quarter 2011, -25.24%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Hansberger International Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class Y	Inception Date
Class A	15.63%	(5.10%)	7.38%
Class A Return After Taxes on Distributions	15.70%	(5.18%)	6.82%
Class A Return After Taxes on Distributions & Sale of Fund Shares	10.34%	(4.17%)	6.51%
Class B	16.80%	(5.04%)	7.22%
Class C	20.78%	(4.69%)	7.22%
Class Y	22.94%			15.12%	Nov. 14, 2011
MSCI EAFE Index	17.90%	(3.21%)	8.70%	13.40%
MSCI ACWI ex USA	17.39%	(2.44%)	10.22%	12.03%

Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The Return After Taxes on Distributions & Sale of Fund Shares for the 5-year period exceeds the Return Before Taxes due to an assumed tax benefit from the pass-through of foreign tax credits and losses on a sale of Fund shares at the end of the measurement period. Index performance reflects no deduction for fees, expenses or taxes.